NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2021	660,000	$4.21
Granted	1,335,200	$0.55
Forfeited	(70,000)	$0.70
Vested	(1,695,200)	$0.54
Outstanding at December 31, 2021	230,000	$11.09

Schedule of share-based compensation expenses

	Year ended December 31,
	2019	2020	2021

Fulfillment	$238	$15	$15
Selling and marketing	408	82	142
General and administrative	1,414	3,509	1,225
Total	$2,060	$3,606	$1,382